SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Tangible assets and right of use assets	$ 3,026	$ 2,750
Tangible assets	2,884	2,592	$ 3,381
Intangible assets	131	123	123
Investments in subsidiaries, associates and joint ventures	1,651	1,581	1,528
Other investments	188	76	141
Inventories	69	93	106
Trade and other receivables	235	122	102
Deferred taxation	7	105	0
Cash restricted for use	31	31	35
Non-current assets	5,338	4,881	5,416
Current assets
Other investments	0	10	6
Inventories, trade and other receivables, intergroup balances and other current assets	962	882	861
Cash restricted for use	42	33	31
Cash and cash equivalents	1,330	456	329	$ 205
Current assets other than non-current assets held for sale	2,334	1,381	1,227
Assets held for sale	0	601	0
Current assets	2,334	1,982	1,227
Total assets	7,672	6,863	6,643
EQUITY AND LIABILITIES
Share capital and premium	7,214	7,199	7,171
Retained earnings (accumulated losses) and other reserves	(3,519)	(4,559)	(4,519)
Shareholders’ equity	3,695	2,640	2,652
Non-controlling interests	45	36	42
Total equity	3,740	2,676	2,694	2,704
Non-current liabilities	2,973	2,478	3,156
Current liabilities including intergroup balances	959	1,437	793
Liabilities held for sale	0	272	0
Total liabilities	3,932	4,187	3,949
Total equity and liabilities	7,672	6,863	6,643
Consolidation adjustments
Non-current assets
Tangible assets and right of use assets	22	6
Tangible assets			0
Intangible assets	(1)	(1)	(1)
Investments in subsidiaries, associates and joint ventures	(8,835)	(7,136)	(6,508)
Other investments	(2)	(2)	(2)
Inventories	0	0	0
Trade and other receivables	(29)	(29)	(29)
Deferred taxation	0	0
Cash restricted for use	0	0	0
Non-current assets	(8,845)	(7,162)	(6,540)
Current assets
Other investments		0	0
Inventories, trade and other receivables, intergroup balances and other current assets	(1,508)	(1,317)	(1,111)
Cash restricted for use	0	0	0
Cash and cash equivalents	0	0	0	0
Current assets other than non-current assets held for sale	(1,508)	(1,317)	(1,111)
Assets held for sale	0	0
Current assets	(1,508)	(1,317)
Total assets	(10,353)	(8,479)	(7,651)
EQUITY AND LIABILITIES
Share capital and premium	(6,903)	(6,933)	(6,917)
Retained earnings (accumulated losses) and other reserves	(675)	1,047	1,904
Shareholders’ equity	(7,578)	(5,886)	(5,013)
Non-controlling interests	0	0	0
Total equity	(7,578)	(5,886)	(5,013)
Non-current liabilities	0	0	0
Current liabilities including intergroup balances	(2,775)	(2,593)	(2,638)
Liabilities held for sale	0	0
Total liabilities	(2,775)	(2,593)	(2,638)
Total equity and liabilities	(10,353)	(8,479)	(7,651)
AngloGold Ashanti (the “Guarantor”)
Non-current assets
Tangible assets and right of use assets	2	4
Tangible assets			625
Intangible assets	1	1	1
Investments in subsidiaries, associates and joint ventures	3,859	2,646	2,383
Other investments	1	2	2
Inventories	0	0	1
Trade and other receivables	28	0	0
Deferred taxation	0	105
Cash restricted for use	0	0	0
Non-current assets	3,891	2,758	3,012
Current assets
Other investments		0	0
Inventories, trade and other receivables, intergroup balances and other current assets	84	333	390
Cash restricted for use	0	0	0
Cash and cash equivalents	176	12	7	11
Current assets other than non-current assets held for sale	260	345	397
Assets held for sale	0	253
Current assets	260	598
Total assets	4,151	3,356	3,409
EQUITY AND LIABILITIES
Share capital and premium	7,214	7,199	7,171
Retained earnings (accumulated losses) and other reserves	(3,519)	(4,559)	(4,519)
Shareholders’ equity	3,695	2,640	2,652
Non-controlling interests	0	0	0
Total equity	3,695	2,640	2,652
Non-current liabilities	128	225	319
Current liabilities including intergroup balances	328	401	438
Liabilities held for sale	0	90
Total liabilities	456	716	757
Total equity and liabilities	4,151	3,356	3,409
IOMco (the “Issuer”)
Non-current assets
Tangible assets and right of use assets	0	0
Tangible assets			0
Intangible assets	0	0	0
Investments in subsidiaries, associates and joint ventures	5,019	4,612	4,255
Other investments	3	2	3
Inventories	0	0	0
Trade and other receivables	33	29	29
Deferred taxation	0	0
Cash restricted for use	0	0	0
Non-current assets	5,055	4,643	4,287
Current assets
Other investments		10	6
Inventories, trade and other receivables, intergroup balances and other current assets	812	619	416
Cash restricted for use	0	0	0
Cash and cash equivalents	572	102	97	21
Current assets other than non-current assets held for sale	1,384	731	519
Assets held for sale	0	0
Current assets	1,384	731
Total assets	6,439	5,374	4,806
EQUITY AND LIABILITIES
Share capital and premium	6,096	6,096	6,096
Retained earnings (accumulated losses) and other reserves	(1,694)	(2,715)	(3,310)
Shareholders’ equity	4,402	3,381	2,786
Non-controlling interests	0	0	0
Total equity	4,402	3,381	2,786
Non-current liabilities	1,724	1,031	1,734
Current liabilities including intergroup balances	313	962	286
Liabilities held for sale	0	0
Total liabilities	2,037	1,993	2,020
Total equity and liabilities	6,439	5,374	4,806
Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Non-current assets
Tangible assets and right of use assets	3,001	2,740
Tangible assets			2,756
Intangible assets	132	123	123
Investments in subsidiaries, associates and joint ventures	1,609	1,459	1,398
Other investments	185	74	138
Inventories	69	93	105
Trade and other receivables	203	122	102
Deferred taxation	7	0
Cash restricted for use	31	31	35
Non-current assets	5,237	4,642	4,657
Current assets
Other investments		0	0
Inventories, trade and other receivables, intergroup balances and other current assets	1,574	1,247	1,166
Cash restricted for use	42	33	31
Cash and cash equivalents	582	342	225	$ 173
Current assets other than non-current assets held for sale	2,198	1,622	1,422
Assets held for sale	0	348
Current assets	2,198	1,970
Total assets	7,435	6,612	6,079
EQUITY AND LIABILITIES
Share capital and premium	807	837	821
Retained earnings (accumulated losses) and other reserves	2,369	1,668	1,406
Shareholders’ equity	3,176	2,505	2,227
Non-controlling interests	45	36	42
Total equity	3,221	2,541	2,269
Non-current liabilities	1,121	1,222	1,103
Current liabilities including intergroup balances	3,093	2,667	2,707
Liabilities held for sale	0	182
Total liabilities	4,214	4,071	3,810
Total equity and liabilities	$ 7,435	$ 6,612	$ 6,079